Reconciliation of Current Period Changes, Net of Applicable Income Taxes, for Derivatives Qualifying as Hedges (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Current period increases (decreases) in fair value, deferred taxes	$ 55	$ 177	$ 38	$ (597)	$ (73)
Reclassification to net (income) loss, deferred taxes	$ 5	$ 3	$ 12	$ 0	$ 4